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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  July 23, 1999

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Schwab Investments - File No. 33-37459 and 811-6200
                Schwab YieldPlus Fund(TM)
         Post-Effective Amendment No. 29


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated July 21, 1999, for the above-named Fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/ Amy L. Mauk
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Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.